Expense Example - Quantified Gold Futures Tracking Fund	May 01, 2026 USD ($)
Class A Shares | Quantified Gold Futures Tracking Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 719
Expense Example, with Redemption, 3 Years	1,022
Expense Example, with Redemption, 5 Years	1,346
Expense Example, with Redemption, 10 Years	2,263
Investor And Advisor Class Shares | Quantified Gold Futures Tracking Fund Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
Expense Example, with Redemption, 5 Years	818
Expense Example, with Redemption, 10 Years	1,791
Investor And Advisor Class Shares | Quantified Gold Futures Tracking Fund Advisor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	213
Expense Example, with Redemption, 3 Years	658
Expense Example, with Redemption, 5 Years	1,129
Expense Example, with Redemption, 10 Years	$ 2,431